Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations	$ 471	$ 1,699	$ 66
Impairments	321	81	469
Net properties plants and equipment held for use before tax loss	265	1,604
Equity method investments of assets before tax loss	399	645
Net properties, plants and equipment - held for sale		2
Net proceeds, net properties plants and equipment held for sale		21
Net properties, plants and equipment (held for sale)		43
Lower 48 and Latin America, Canada and Europe [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments			417
Lower 48 and Latin America, Canada and Europe [Member] | Ecuador [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments			51
Other International [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Equity method investments of assets before tax loss	395
Trainer [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations	467
Lower 48 and Latin America and Canada [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments	288
Wilhelmshaven [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations		1,514
Yanbu [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations		98
Europe and Lower 48 and Latin America [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments		81
Discontinued R&M Segment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations			66
Fair value [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Net PP&E held for use	162	307
Equity method investments of assets	274	735
Net PP&E held for sale		23
Fair value [Member] | Other International [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Equity method investments of assets	256
Fair value [Member] | Before write down [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Net PP&E held for use	427	1,911
Equity method investments of assets		1,380
Net properties, plants and equipment - held for sale		64
Fair value [Member] | Before write down [Member] | E&P [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Equity method investments of assets	$ 651